Form N-1A Cover	Nov. 17, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PFS Funds
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 17, 2025
Prospectus Date	Nov. 01, 2025